Sensitivites (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
UK Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 8	£ 9
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption BS	£ 1,075	1,305
Change in actuarial assumption, percent	0.50%
UK Pensions | Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 5	8
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption BS	£ 965	1,114
Change in actuarial assumption, percent	0.50%
UK Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption PL	£ 0	2
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	£ 61	80
Increase in actuarial assumption, percent	0.50%
UK Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 2	2
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption BS	£ 588	673
Increase in actuarial assumption, years	1 year
US Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 15	17
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption BS	£ 623	669
Change in actuarial assumption, percent	0.50%
US Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption PL	£ 3	3
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	£ 44	51
Increase in actuarial assumption, percent	0.50%
US Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 4	4
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption BS	£ 359	365
Increase in actuarial assumption, years	1 year
US Pensions | US Healthcare Cost
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 31	37
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption BS	£ 448	510
Change in actuarial assumption, percent	1.00%
Commodity price risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in risk variable, impact on earnings	£ 23	28
Increase in risk variable, impact on other equity reserves	£ 23	28
Change in risk variable, percent	10.00%
Decrease in risk variable, impact on earnings	£ (23)	(29)
Decrease in risk variable, impact on other equity reserves	(23)	(29)
Inflation, UK RPI change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on earnings	30	28
Change in risk variable, impact on other equity reserves	£ 0	0
Change in risk variable, percent	0.50%
Currency risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on earnings	£ 48	46
Change in risk variable, impact on other equity reserves	479	604
Change in risk variable, impact on net assets	£ 1,040	988
Change in risk variable, percent	10.00%
Country of domicile | Interest rate risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on earnings	£ 43	64
Change in risk variable, impact on other equity reserves	£ 26	35
Change in risk variable, percent	0.50%
Foreign countries | Interest rate risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on earnings	£ 39	61
Change in risk variable, impact on other equity reserves	£ 17	22
Change in risk variable, percent	0.50%
Fair Value Change | Derivative Financial Instruments
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on earnings	£ 60	(52)
Change in risk variable, impact on other equity reserves	£ 60	(52)
Change in risk variable, percent	10.00%
Fair Value Change | Commodity Contract Derivative Liabilities
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on earnings	£ (5)	(6)
Change in risk variable, impact on other equity reserves	£ (5)	(6)
Change in risk variable, percent	10.00%
Other environment related provision | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on earnings	£ 56	67
Change in risk variable, impact on other equity reserves	£ 56	67
Change in risk variable, percent	0.50%
Other environment related provision | Estimated Future Cash Flows Change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on earnings	£ 154	175
Change in risk variable, impact on other equity reserves	£ 154	£ 175
Change in risk variable, percent	10.00%